Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net income (loss)	$ (1,478,308)	$ 1,496,125
Other comprehensive income (loss):
Net unrealized gain (loss) on securities available-for-sale, net of income taxes	0	(21,397)
Other comprehensive income (loss), net of income taxes	0	0
Total comprehensive income (loss)	(1,478,308)	1,474,728
Total comprehensive income (loss) attributable to Microphase Corporation	$ (1,478,308)	$ 1,474,728
Basic & Diluted Comprehensive income (loss) per share from Continuing Operations (in dollars per share)	$ (0.35)	$ 0.52
Weighted Average Number of Shares Outstanding;
Basic & Diluted (in shares)	4,233,158	2,844,806